Retirement Plans and Postretirement Costs (Details 1) (USD $)	12 Months Ended				12 Months Ended
	Jun. 27, 2010	Jul. 01, 2012	Jun. 30, 2012	Jun. 30, 2011	Jul. 01, 2012 Pension and SERP Benefits [Member]	Jul. 03, 2011 Pension and SERP Benefits [Member]	Jun. 27, 2010 Pension and SERP Benefits [Member]	Jul. 01, 2012 Postretirement Benefits [Member]	Jul. 03, 2011 Postretirement Benefits [Member]	Jun. 27, 2010 Postretirement Benefits [Member]
COMPONENTS OF NET PERIODIC BENEFIT COST:
Service cost					$ 150,000	$ 70,000	$ 1,006,000	$ 11,000	$ 10,000	$ 124,000
Interest cost					4,784,000	4,692,000	5,047,000	227,000	275,000	701,000
Expected return on plan assets					(6,411,000)	(6,445,000)	(6,351,000)
Amortization of prior service cost (credit)					12,000	12,000	45,000	(764,000)	(764,000)	(388,000)
Amortization of unrecognized net loss					2,414,000	2,504,000	727,000	673,000	645,000	685,000
Net periodic benefit cost					949,000	833,000	474,000	147,000	166,000	1,122,000
Curtailment loss	505,000						505,000
Net benefit cost					949,000	833,000	979,000	147,000	166,000	1,122,000
Benefit Obligations:
Benefit obligations, Discount rate					4.56%	5.57%		4.56%	5.57%
Benefit obligations, expected return on plan assets		7.80%			7.50%	7.80%
Benefit Obligations, Rate of compensation increases - SERP					3.00%	3.00%
Net Periodic Benefit Cost:
Net Periodic Benefit Cost, Discount rate					5.57%	5.41%		5.57%	5.41%
Net Periodic Benefit Cost, Expected return on plan assets					7.80%	8.00%
Net Periodic Benefit Cost, Rate of compensation increases - SERP					3.00%	3.00%
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year					89,609,000	90,402,000		4,586,000	5,642,000
Service cost					150,000	70,000	1,006,000	11,000	10,000	124,000
Interest cost					4,784,000	4,692,000	5,047,000	227,000	275,000	701,000
Actuarial loss (gain)					12,663,000	(1,829,000)		917,000	134,000
Benefits paid					(3,823,000)	(3,726,000)		(1,266,000)	(1,475,000)
Benefit obligation at end of year					103,383,000	89,609,000	90,402,000	4,475,000	4,586,000	5,642,000
CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year			79,517,000	83,023,000	83,023,000	68,768,000
Actual return on plan assets					(1,683,000)	15,981,000
Employer Contributions - Defined Benefit Plan					2,000,000	2,000,000		1,266,000	1,475,000
Benefits paid					(3,823,000)	(3,726,000)		(1,266,000)	(1,475,000)
Fair value of plan assets at end of year			79,517,000	83,023,000	79,517,000	83,023,000	68,768,000
Funded status - accrued benefit obligations					(23,866,000)	(6,586,000)		(4,475,000)	(4,586,000)
AMOUNTS RECOGNIZED IN CONSOLIDATED BALANCE SHEETS:
Accrued payroll and benefits (current liabilities)					(5,664,000)	(3,139,000)		(1,010,000)	(997,000)
Accrued benefit obligations (long-term liabilities)					(18,202,000)	(3,447,000)		(3,465,000)	(3,589,000)
Net amount recognized					(23,866,000)	(6,586,000)		(4,475,000)	(4,586,000)
CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN OTHER COMPREHENSIVE INCOME:
Net benefit cost					949,000	833,000	474,000	147,000	166,000	1,122,000
Net actuarial loss (gain)					20,756,000	(11,365,000)		917,000	134,000
Amortization of prior service (cost) credits					(12,000)	(12,000)		764,000	764,000
Amortization of unrecognized net loss					(2,414,000)	(2,504,000)		(673,000)	(645,000)
Total recognized in other comprehensive income, before tax					18,330,000	(13,881,000)		1,008,000	253,000
Total recognized in net periodic benefit cost and other comprehensive income					$ 19,279,000	$ (13,048,000)		$ 1,155,000	$ 419,000